Accumulated other comprehensive income (loss), net of tax	12 Months Ended
Mar. 31, 2025
Accumulated other comprehensive income (loss), net of tax
16. Accumulated other comprehensive income (loss), net of tax
Changes in each component of AOCI for the fiscal years ended March 31, 2023, 2024 and 2025 are as follows:

	2023	2024	2025
	(in millions of yen)
AOCI, balance at beginning of fiscal year	440,112	649,395	984,578

Net unrealized gains (losses) on available-for-sale securities:
Balance at beginning of fiscal year	(25,046)	(31,084)	2,061
Unrealized holding gains (losses) during year	(7,472)	20,972	(48,349)
Less: reclassification adjustments for losses (gains) included in net income	1,434	12,173	10,231

Change during year	(6,038)	33,145	(38,118)

Balance at end of fiscal year	(31,084)	2,061	(36,056)

Foreign currency translation adjustments:
Balance at beginning of fiscal year	94,104	227,660	467,864
Foreign currency translation adjustments during year	133,556	258,887	52,255
Less: reclassification adjustments for losses (gains) included in net income	—	(18,682)	(3,038)

Change during year	133,556	240,204	49,217

Balance at end of fiscal year	227,660	467,864	517,081

Defined benefit plan adjustments:
Balance at beginning of fiscal year	355,355	423,677	499,663
Unrealized gains (losses) during year	86,326	97,847	(42,062)
Less: reclassification adjustments for losses (gains) included in net income	(18,004)	(21,861)	(35,086)

Change during year	68,322	75,986	(77,148)

Balance at end of fiscal year	423,677	499,663	422,515

Own credit risk adjustments:
Balance at beginning of fiscal year	15,699	29,142	14,990
Unrealized gains (losses) during year	12,688	(15,403)	12,850
Less: reclassification adjustments for losses (gains) included in net income	755	1,251	399

Change during year	13,443	(14,152)	13,249

Balance at end of fiscal year	29,142	14,990	28,239
Total other comprehensive income (loss), net of tax attributable to MHFG shareholders	209,283	335,184	(52,799)

AOCI, balance at end of fiscal year	649,395	984,578	931,779

The following table shows the amounts reclassified out of AOCI into net income during the fiscal year ended March 31, 2025:

	Before tax (1)	Tax effect (2)	Net of tax before allocation to noncontrolling interests	Net of tax attributable to noncontrolling interests (2)	Net of tax attributable to MHFG shareholders
	(in millions of yen)
Amounts reclassified out of AOCI into net income:						Affected line items in the consolidated statements of income:
Net unrealized gains (losses) on available-for-sale securities	(15,817)	5,586	(10,231)	—	(10,231)	Investment gains (losses)—net
Foreign currency translation adjustments	3,041	—	3,041	(3)	3,038	Foreign exchange gains (losses)—net Other noninterest income
Defined benefit plan adjustments	49,385	(14,301)	35,083	3	35,086	Salaries and employee benefits
Own credit risk adjustments	(582)	183	(399)	—	(399)	Other noninterest income (expenses)

Total	36,027	(8,533)	27,494	—	27,494

Notes:
(1)	The financial statement line item in which the amounts in the before tax column are reported in the consolidated statements of income is listed to the right of the table.
(2)
The financial statement line items in which the amounts in the tax effect and the net of tax attributable to noncontrolling interest columns are reported in the consolidated statements of income are Income tax expense (benefit) and Net income (loss), respectively.